Annual Total Returns- Vanguard Emerging Markets Stock Index Fund (Institutional) [BarChart] - Institutional - Vanguard Emerging Markets Stock Index Fund - Institutional Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(18.63%)	18.91%	(4.99%)	0.67%	(15.34%)	11.76%	31.43%	(14.54%)	20.37%	15.26%